Document and Entity Information	Jan. 05, 2024
Cover [Abstract]
Entity Registrant Name	Battalion Oil Corp
Entity Address, Address Line One	820 Gessner Road
Entity Central Index Key	0001282648
Document Type	8-K
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Houston
Document Period End Date	Jan. 05, 2024
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-35467
Entity Address, State or Province	TX
City Area Code	832
Entity Tax Identification Number	20-0700684
Entity Address, Postal Zip Code	77024
Local Phone Number	538-0300
Title of 12(b) Security	Common Stock par value $0.0001
Amendment Flag	false
Security Exchange Name	NYSEAMER
Written Communications	false
Trading Symbol	BATL
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false